United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3984

(Investment Company Act File Number)

_Federated International Series, Inc._

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/10

Date of Reporting Period:  Quarter ended 2/28/10

Item 1.                      Schedule of Investments

Federated International Bond Fund

Portfolio of Investments

February 28, 2010 (unaudited)

Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Bonds – 93.6%
		Australian Dollar – 2.8%
		Sovereign – 2.8%
2,700,000		Australia, Government of, (Series 17), 5.50%, 3/1/2017	$2,400,274
650,000		Australia, Government of, Local Gov't. Guarantee, (Series 12RG), 6.00%, 5/1/2012	595,668
		TOTAL AUSTRALIAN DOLLAR	2,995,942
		British Pound – 8.1%
		Banking – 0.8%
500,000		European Investment Bank, 5.00%, 3/7/2012	817,559
		Finance — Automotive – 1.4%
1,000,000		GE Capital European Funding, Company Guarantee, (Series EMTN), 4.625%, 1/18/2016	1,541,953
		Sovereign – 5.0%
2,000,000		United Kingdom, Government of, 4.75%, 3/7/2020	3,224,036
1,320,000		United Kingdom, Government of, Bond, 4.75%, 9/7/2015	2,207,568
		TOTAL	5,431,604
		Utilities – 0.9%
550,000		RWE Finance B.V., Company Guarantee, (Series EMTN), 6.50%, 4/20/2021	925,028
		TOTAL BRITISH POUND	8,716,144
		Canadian Dollar – 4.3%
		Sovereign – 4.3%
1,300,000		Canada, Government of, 4.00%, 6/1/2017	1,312,429
1,000,000		Canada, Government of, 4.50%, 6/1/2015	1,038,681
2,290,000		Canada, Government of, Bond, 4.00%, 6/1/2016	2,320,013
		TOTAL CANADIAN DOLLAR	4,671,123
		Danish Krone – 1.9%
		Mortgage Banks – 0.8%
4,837,511		Realkredit Danmark A/S, (Series 23D), 5.00%, 10/1/2035	903,670
		Sovereign – 1.1%
5,700,000		Denmark, Government of, 5.00%, 11/15/2013	1,151,828
		TOTAL DANISH KRONE	2,055,498
		Euro – 35.5%
		Oil & Gas – 0.8%
615,000		Gaz Capital SA, 7.80%, 9/27/2010	865,594
		Sovereign – 30.8%
1,900,000		Austria, Government of, 4.30%, 9/15/2017	2,804,558
950,000		Austria, Government of, Note, 3.80%, 10/20/2013	1,378,866
650,000		Belgium, Government of, Sr. Unsecd. Note, 4.00%, 3/28/2018	930,654
1,500,000		Bonos Y Oblig Del Estado, 4.20%, 1/31/2037	1,889,719
1,500,000		Bonos Y Oblig Del Estado, Sr. Unsub., 4.00%, 4/30/2020	2,064,064
1,400,000		Buoni Poliennali Del Tes, 3.75%, 8/1/2016	1,981,610
1,525,000		Buoni Poliennali Del Tes, 4.00%, 2/1/2017	2,180,342
930,000		Buoni Poliennali Del Tes, 5.00%, 8/1/2039	1,315,089
1,360,000		France, Government of, 4.75%, 4/25/2035	2,059,806
1,550,000		France, Government of, Bond, 4.50%, 4/25/2041	2,274,126
1,800,000	[1]	Germany, Government of, 3.75%, 1/4/2015	2,635,406
1,000,000		Germany, Government of, Bond, 3.25%, 7/4/2015	1,430,277

Foreign Currency Par Amount or Shares		Value in U.S. Dollars
1,250,000	Germany, Government of, Bond, 4.75%, 7/4/2034	1,928,437
350,000	Hellenic Republic, Sr. Unsecd. Note, 4.60%, 9/20/2040	348,521
1,200,000	Hellenic Republic, Sr. Unsub., 4.30%, 7/20/2017	1,427,069
500,000	Ireland, Government of, Bond, 5.90%, 10/18/2019	751,222
1,500,000	Italy, Government of, 4.25%, 8/1/2013	2,184,632
1,500,000	Italy, Government of, Bond, 4.25%, 2/1/2015	2,185,449
1,000,000	Netherlands, Government of, 3.75%, 7/15/2014	1,458,327
	TOTAL	33,228,174
	Telecommunications & Cellular – 3.9%
1,500,000	Deutsche Telekom AG, Company Guarantee, 7.125%, 7/11/2011	2,190,657
700,000	SES Global, Company Guarantee, (Series EMTN), 4.00%, 3/15/2011	975,459
700,000	Telecom Italia SpA, (Series EMTN), 6.25%, 2/1/2012	1,020,019
	TOTAL	4,186,135
	TOTAL EURO	38,279,903
	Hungarian Forint – 0.9%
	Sovereign – 0.9%
180,000,000	Hungary, Government of, 8.00%, 2/12/2015	943,019
	Japanese Yen – 34.3%
	Banking – 10.4%
300,000,000	DePfa ACS Bank, (Series EMTN), 1.65%, 12/20/2016	2,922,168
273,400,000	European Investment Bank, 1.40%, 6/20/2017	3,163,125
50,000,000	KFW, 0.75%, 3/22/2011	564,368
400,000,000	Pfandbriefstelle der Oesterreichischen Landes & Hypothekenbanken, Sr. Unsub., (Series EMTN), 1.60%, 2/15/2011	4,524,284
	TOTAL	11,173,945
	Financial Intermediaries – 1.0%
100,000,000	John Hancock Global Funding, Sr. Secd. Note, (Series EMTN), 2.05%, 6/8/2010	1,125,140
	Sovereign – 22.9%
312,000,000	Japan, Government of, 1.60%, 12/20/2015	3,703,348
169,000,000	Japan, Government of, 1.80%, 6/20/2017	2,027,479
450,000,000	Japan, Government of, 1.80%, 9/20/2016	5,407,795
290,000,000	Japan, Government of, 1.90%, 6/20/2014	3,466,833
363,900,000	Japan, Government of, 2.00%, 12/20/2024	4,189,337
215,000,000	Japan, Government of, Bond, 0.50%, 6/20/2013	2,436,638
185,000,000	Japan, Government of, Foreign Gov't. Guarantee, (Series INTL), 1.35%, 11/26/2013	2,156,615
110,000,000	Japan, Government of, Foreign Gov't. Guarantee, 2.00%, 5/9/2016	1,331,465
	TOTAL	24,719,510
	TOTAL JAPANESE YEN	37,018,595
	Norwegian Krone – 1.9%
	Sovereign – 1.9%
6,965,000	Norway, Government of, 6.50%, 5/15/2013	1,315,632
4,300,000	Norway, Government of, Bond, 5.00%, 5/15/2015	792,988
	TOTAL NORWEGIAN KRONE	2,108,620
	Polish Zloty – 1.0%
	Sovereign – 1.0%
3,100,000	Poland, Government of, Bond, 5.25%, 10/25/2017	1,038,221
	Swedish Krona – 2.9%
	Sovereign – 2.9%
16,100,000	Sweden, Government of, 4.50%, 8/12/2015	2,482,179

Foreign Currency Par Amount or Shares			Value in U.S. Dollars
4,000,000		Sweden, Government of, Bond, 5.50%, 10/8/2012	616,410
		TOTAL SWEDISH KRONA	3,098,589
		TOTAL BONDS (IDENTIFIED COST $98,744,537)	100,925,654
		Governments/Agencies – 1.1%
		Japanese Yen – 1.1%
92,000,000		Republic of Italy, Sr. Unsecd. Note, 3.70%, 11/14/2016 (IDENTIFIED COST $1,158,143)	1,157,339
		Purchased Put Options – 0.1%
4,100,000		STST EUR CALL/YEN PUT, Strike Price $120.37, Expiration Date 3/18/2010 (IDENTIFIED COST $75,746)	91,669
		Investment Fund – 0.9%
10,000		GML Agricultural Commodity Trade Finance Fund (IDENTIFIED COST $1,000,000)	1,004,534
		MUTUAL FUNDS – 2.2%;2
222,778		Federated Project and Trade Finance Core Fund	2,212,186
180,294	[3]	Prime Value Obligations Fund, Institutional Shares, 0.14%	180,294
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $2,402,975)	2,392,480
		TOTAL INVESTMENTS — 97.9% (IDENTIFIED COST $103,381,401)[4]	105,571,676
		OTHER ASSETS AND LIABILITIES - NET — 2.1%[5]	2,301,355
		TOTAL NET ASSETS — 100%	$107,873,031
  At February 28, 2010, the Fund had the following outstanding futures contracts as follows:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[6]German Euro Bond Short Futures	20	$2,489,000	March 2010	$(5,664)

  At February 28, 2010, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
3/1/2010	1,052,400 Canadian Dollar	$1,000,000	$190
3/1/2010	2,085,600 Canadian Dollar	$1,986,853	$(4,721)
3/1/2010	2,095,000 Canadian Dollar	$2,005,744	$(14,678)
3/1/2010	900,000 Euro	$1,225,161	$324
3/1/2010	2,000,000 Euro	$2,752,080	$(28,780)
3/1/2010	3,000,000 Euro	$4,073,970	$10,981
3/1/2010	3,000,000 Euro	$4,081,110	$3,841
3/1/2010	2,000,000 Pound Sterling	$3,228,600	$(179,001)
3/1/2010	269,610,000 Japanese Yen	$3,000,167	$34,444
3/4/2010	3,100,000 Australian Dollar	$2,684,197	$93,450
3/30/2010	1,700,000 Euro	$2,448,000	$(133,290)
3/30/2010	554,600 Euro	$800,000	$(44,859)
3/1/2010	3,184,600 Australian Dollar	2,000,000 Euro	$130,739
3/1/2010	2,000,000 Euro	3,153,040 Australian Dollar	$(102,455)
3/1/2010	3,000,088 Euro	369,345,000 Japanese Yen	$(72,114)
3/1/2010	1,990,808 Euro	246,900,000 Japanese Yen	$(68,213)
3/1/2010	2,000,162 Euro	246,220,000 Japanese Yen	$(47,822)
3/1/2010	3,884,482 Euro	485,199,000 Japanese Yen	$(171,879)
3/1/2010	3,000,073 Euro	371,910,000 Japanese Yen	$(101,005)
3/1/2010	2,000,000 Euro	1,737,860 Pound Sterling	$73,413
3/1/2010	246,900,000 Japanese Yen	2,000,227 Euro	$55,388
3/1/2010	246,220,000 Japanese Yen	2,005,702 Euro	$40,278
3/1/2010	371,910,000 Japanese Yen	2,999,603 Euro	$101,644
3/1/2010	369,345,000 Japanese Yen	3,014,412 Euro	$52,609
3/1/2010	485,199,000 Japanese Yen	3,900,157 Euro	$150,536
3/1/2010	1,748,320 Pound Sterling	2,000,000 Euro	$(57,463)
4/13/2010	374,040,000 Japanese Yen	3,001,083 Euro	$124,634
4/13/2010	4,519,536 Euro	600,000,000 Japanese Yen	$(600,937)
Contracts Sold:
3/1/2010	2,095,000 Canadian Dollar	$2,000,000	$8,934
3/1/2010	3,138,000 Canadian Dollar	$2,999,914	$17,591
3/1/2010	500,000 Euro	$680,145	$(680)
3/1/2010	500,000 Euro	$682,035	$1,210
3/1/2010	500,000 Euro	$682,245	$1,420
3/1/2010	500,000 Euro	$683,085	$2,260
3/1/2010	2,000,000 Euro	$2,744,520	$21,219
3/1/2010	2,000,000 Euro	$2,737,540	$14,239
3/1/2010	2,000,000 Euro	$2,719,380	$(3,920)
3/1/2010	900,000 Euro	$1,217,061	$(8,424)
3/1/2010	224,775,000 Japanese Yen	$2,503,481	$(26,487)
3/1/2010	44,835,000 Japanese Yen	$500,028	$(4,615)
3/1/2010	2,000,000 Pound Sterling	$3,220,920	$171,321
3/4/2010	3,100,000 Australian Dollar	$2,674,897	$(102,750)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(663,428)
  Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net”.

    Note: The categories of investments are shown as a percentage of total net assets at February 28, 2010.

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
    Shares of other mutual funds are valued based upon their reported NAVs.
    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

  The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

      The following is a summary of the inputs used, as of February 28, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$ —	$100,925,654	$ —	$100,925,654
Governments/Agencies	—	1,157,339	—	1,157,339
Purchased Put Option	—	91,669	—	91,669
Investment Fund	1,004,534	—	—	1,004,534
Mutual Funds	2,392,480	—	—	2,392,480
TOTAL SECURITIES	$3,397,014	$102,174,662	$ —	$105,571,676
OTHER FINANCIAL INSTRUMENTS*	$(106,669)	$(562,423)	$ —	$(669,092)
*	Other financial instruments include futures contracts and foreign exchange contracts.

    Item 2.                      Controls and Procedures

    (a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

    (b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

    Item 3.                                Exhibits

    SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated International Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 21, 2010

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	April 21, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	April 21, 2010